Events occurring after the reporting period	12 Months Ended
Jun. 30, 2024
Events occurring after the reporting period
Events occurring after the reporting period
33	Events occurring after the reporting period

33.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2024, for total proceeds, net of associated costs, of £55,586,000. The associated net book value was £16,091,000. Also subsequent to 30 June 2024, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £588,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2024, the registrations of certain players and football management staff were acquired or extended for a total consideration, including associated costs, of £218,238,000. Payments are due within the next 5 years. Also, subsequent to 30 June 2024, sell-on fees and contingent consideration totalling £50,000 became payable in respect of previous playing registration acquisitions.

33.2 Redundancy programme

In July 2024, the Group began a redundancy process aimed at reducing current employee levels by around 250 people. This process was substantially completed in September 2024 and associated costs of between £8.0 million and £10.0 million and will be recognized in the first half of fiscal year 2025.

33.3 Revolving facilities

On 29th July 2024, a drawdown on the Group’s revolving facilities was made. This comprised of a £100.0 million drawdown under our initial revolving facility with Bank of America, taking the total drawdown to £130.0 million from available facilities of £300.0 million.

33.4 Qualcomm front of shirt partnership extension

On 15 August 2024, the Group announced an extension to our front of shirt sponsorship agreement with Qualcomm Technologies, Inc. This extension will see Qualcomm’s Snapdragon® brand displayed on the front of the playing shirts of our Men’s and Women’s teams until June 2029, rather than the original term of June 2027.